PREFERRED LIMITED PARTNERS' EQUITY	12 Months Ended
Dec. 31, 2025
Disclsoure of Preferred Limited Partners Equity [Abstract]
PREFERRED LIMITED PARTNERS' EQUITY	PREFERRED LIMITED PARTNERS’ EQUITY
Brookfield Renewable’s preferred limited partners’ equity comprises of Class A Preferred units as follows:

(MILLIONS, EXCEPT AS NOTED)	Shares outstanding	Cumulative distribution rate (%)	Earliest permitted redemption date	Distributions declared for the year ended December 31		Carrying value as at
				2025	2024	December 31, 2025	December 31, 2024
Series 7 (C$175)	7.00	5.50	January 2026	7	7	128	128
Series 13 (C$250)	10.00	6.05	April 2028	11	10	196	196
Series 15 (C$175)	—	—	April 2024	—	2	—	—
Series 17 ($200)	8.00	5.25	March 2025	10	11	195	195
Series 18 (C$150)	6.00	5.50	April 2027	6	7	115	115
	31.00			$34	$37	$634	$634
Distributions paid during the year ended December 31, 2025, totaled $32 million (2024: $37 million and 2023: $41 million).
Class A Preferred LP Units - Normal Course Issuer Bid
In December 2025, the Toronto Stock Exchange accepted notice of Brookfield Renewable's intention to renew the normal course issuer bid in connection with the outstanding Class A Preferred Limited Partnership Units for another year to December 17, 2026, or earlier should the repurchases be completed prior to such date. Under this normal course issuer bid, Brookfield Renewable is permitted to repurchase up to 10% of the total public float for each respective series of its Class A Preferred Limited Partnership Units. No units were repurchased during 2025 or 2024.